RESTATEMENT OF PRIOR FINANCIAL STATEMENTS (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ 24,929	$ 14,765
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net loss	$ 5,800